Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	₩ 1,972,764	₩ 3,126,534	₩ 3,616,016
Income tax expense computed at statutory rate	533,875	847,017	982,287
Adjustments:
Tax credits	(90,093)	(39,709)	(32,103)
Additional income tax expense for prior years (over provisions from prior years)	(14,362)	(35,389)	44,336
Tax effect from tax audit	11,796	14,775	130,196
Investment in subsidiaries, associates and joint ventures	147,874	317,977	114,856
Tax effects due to permanent differences	2,591	(5,588)	64,708
Others	(367,409)	(10,714)	379,350
Adjustments	(309,603)	241,352	701,343
Income tax expense	₩ 224,272	₩ 1,088,369	₩ 1,683,630
Effective tax rate	11.37%	34.81%	46.56%